PROVISIONS AND OTHER LIABILITIES - Components of Provisions (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Current including assets held for sale	$ 55.7	$ 35.2
Long term	245.1	264.2
Total	300.8	299.4	$ 694.6
Asset retirement obligations
Disclosure of other provisions [line items]
Current including assets held for sale	50.0	29.9
Long term	189.9	206.8
Total	239.9	236.7	652.3
Finance leases
Disclosure of other provisions [line items]
Current including assets held for sale	0.7	0.9
Long term	32.7	33.3
Total	33.4	34.2	37.9
Onerous lease contracts
Disclosure of other provisions [line items]
Current including assets held for sale	4.9	4.4
Long term	20.9	21.8
Total	25.8	26.2	0.0
Other liabilities
Disclosure of other provisions [line items]
Current including assets held for sale	0.1	0.0
Long term	1.6	2.3
Total	1.7	$ 2.3	$ 4.4
Assets held for sale | Asset retirement obligations
Disclosure of other provisions [line items]
Current including assets held for sale	$ 16.0